LIQUIDITY AND CAPITAL MANAGEMENT - Contractual Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liquidity and Capital Management [Abstract]
Capital	$ 103,000	$ 100,000
Percent of debt representing non-recourse mortgages	2.00%
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	$ 58,864
Total capital securities	2,833	3,085
Lease obligations	3,790
Commitments	345
Debt obligations	8,872
Capital securities	1,169
Interest rate swaps	(75)
Borrowing costs capitalised	302	$ 249
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	19,777
Total capital securities	600
Lease obligations	51
Commitments	275
Debt obligations	3,072
Capital securities	152
Interest rate swaps	(16)
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	13,486
Total capital securities	575
Lease obligations	48
Commitments	68
Debt obligations	1,932
Capital securities	154
Interest rate swaps	(16)
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	7,906
Total capital securities	172
Lease obligations	48
Commitments	2
Debt obligations	1,329
Capital securities	118
Interest rate swaps	(15)
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	4,189
Total capital securities	555
Lease obligations	48
Commitments	0
Debt obligations	982
Capital securities	109
Interest rate swaps	(13)
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	7,991
Total capital securities	0
Lease obligations	48
Commitments	0
Debt obligations	657
Capital securities	73
Interest rate swaps	(15)
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,515
Total capital securities	931
Lease obligations	3,547
Commitments	0
Debt obligations	900
Capital securities	563
Interest rate swaps	$ 0